Income Taxes - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Mar. 31, 2013
Income Taxes
Ordinary income tax rate			22.00%	23.00%
Entrance tax					$ 20	$ 3,000,000
Entrance tax paid, current	$ 100,000	$ 200,000
Entrance tax payable, non current			$ 500,000